Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Financial Instruments
Derivative Financial Instruments
NOTE 8 – DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the Financial Accounting Standards Board's ("FASB") accounting guidance on the accounting for derivative instruments and hedging activities. We do not hold or issue derivative financial instruments for trading or speculative purposes. To qualify for hedge accounting, derivatives must meet defined correlation and effectiveness criteria, be designated as a hedge, and result in cash flows and financial statement effects that substantially offset those of the position being hedged.

By using these derivative instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the potential failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high quality counterparties and do not anticipate significant losses due to our counterparties' nonperformance. Market risk is the adverse effect on the value of a financial instrument that results from a change in the rate or value of the underlying item being hedged. We minimize this market risk by establishing and monitoring internal controls over our hedging activities, which include policies and procedures that limit the types and degree of market risk that may be undertaken.

Interest Rate Swap Agreements: We previously used interest rate-related derivative instruments to manage our exposure to fluctuations of interest rates. In June and August 2003, we entered into interest rate swap agreements with underlying notional amounts of debt of $100 million and $50 million, respectively, and both matured in May 2011. These swaps effectively converted a portion of our long-term fixed rate debt to a variable rate. We entered into these agreements to balance our fixed versus floating rate debt portfolio to continue to take advantage of lower short-term interest rates. Under these agreements, we contracted to pay a variable rate of LIBOR plus a markup and to receive an annual fixed rate of 7.375%.

The final measurement date on these contracts was February 15, 2011. Therefore, the cash flows from the contracts were fixed through their expiration dates and ceased fluctuating with interest rate changes after that date.

We held these instruments until their maturities in May 2011. Changes in fair value of these instruments were recorded in earnings as an adjustment to interest expense. These adjustments resulted in increases in interest expense of $0.6 million for the second quarter and $1.9 million for the first six months of 2011, compared with $1.0 million and $1.4 million, respectively, for the same periods last year.

NOTE 11 – DERIVATIVE FINANCIAL INSTRUMENTS

We enter into derivative instruments for risk management purposes only, including derivatives designated as hedging instruments under the FASB's accounting guidance on the accounting for derivative instruments and hedging activities. We do not hold or issue derivative financial instruments for trading or speculative purposes. To qualify for hedge accounting, derivatives must meet defined correlation and effectiveness criteria, be designated as a hedge and result in cash flows and financial statement effects that substantially offset those of the position being hedged.

By using these derivative instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the potential failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high quality counterparties and do not anticipate significant losses due to our counterparties' nonperformance. Market risk is the adverse effect on the value of a financial instrument that results from a change in the rate or value of the underlying item being hedged. We minimize this market risk by establishing and monitoring internal controls over our hedging activities, which include policies and procedures that limit the types and degree of market risk that may be undertaken.

Interest Rate Swap Agreements: We use interest rate-related derivative instruments to manage our exposure to fluctuations of interest rates. In June and August 2003, we entered into interest rate swap agreements with underlying notional amounts of debt of $100 million and $50 million, respectively, and both with maturities in May 2011. These swaps effectively convert a portion of our long-term fixed rate debt to a variable rate. We entered into these agreements to balance our fixed versus floating rate debt portfolio to continue to take advantage of lower short-term interest rates. Under these agreements, we have contracted to pay a variable rate of LIBOR plus a markup and to receive fixed rates of 7.375%.

The swap agreements were originally designated as fair value hedges of the related debt and met the requirements to be accounted for under the short-cut method, resulting in no ineffectiveness in the hedging relationship. The periodic interest settlements, which occur at the same interval as the interest payments on the 2011 Notes, are recorded as interest expense. The gain or loss on these derivatives, as well as the offsetting loss or gain on the related debt, was recognized in current earnings, but had a net earnings effect of zero due to short-cut method accounting.

In September 2009, we repurchased $43.2 million of our 7.375% unsecured notes due in 2011. A portion of these notes were hedged by our interest rate swaps. Upon repurchase of these notes, we were required to discontinue the hedge accounting treatment associated with these derivative instruments which used the short-cut method. We intend to hold these instruments until their maturities. Changes in fair value of these instruments are recorded in earnings as an adjustment to interest expense. These adjustments resulted in increases in interest expense of $3.4 million and $0.6 million in 2010 and 2009, respectively.